Deposits (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Summary of Deposits

	As at
	January 31, 2023						October 31 2022
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total
Personal	$6,331	$10,351	$151,192		$107,005	$274,879	$265,892
Business and government	164,460	34,293	40,106		382,881	621,740	597,617
Financial institutions	11,994	1,181	1,800		38,293	53,268	52,672
	$182,785	$45,825	$193,098	(4)	$528,179	$949,887	$916,181
Recorded in:
Canada	$130,716	$25,910	$161,145		$352,858	$670,629	$642,977
United States	41,369	81	136		62,684	104,270	104,984
United Kingdom	–	–	409		24,950	25,359	24,243
Mexico	–	6,871	8,729		18,525	34,125	31,841
Peru	5,187	251	5,137		5,345	15,920	16,439
Chile	1,471	5,312	176		18,171	25,130	22,105
Colombia	33	486	4,674		3,827	9,020	8,211
Other International	4,009	6,914	12,692		41,819	65,434	65,381
Total (5)	$182,785	$45,825	$193,098		$528,179	$949,887	$916,181
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $138 (October 31, 2022 – $156) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $335,247

(October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at January 31, 2023	$67,485	$34,684	$68,819	$122,864	$18,049	$311,901
As at October 31, 2022	$53,656	$36,035	$62,891	$110,015	$21,440	$284,037
(1)	The majority of foreign term deposits are in excess of $100,000.